Fair Value Measurements (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Classification Within Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

December 31, 2025	Level 1	Level 2	Level 3	Total
Collective Investment Trusts	$—	$25,995,644	$—	$25,995,644
Employer Securities	3,601,917	—	—	3,601,917
Mutual Funds	8,009,356	—	—	8,009,356
Self-Directed Brokerage Accounts	250,687	—	—	250,687

Investments, at Fair Value	$11,861,960	$25,995,644	$—	$37,857,604

December 31, 2024	Level 1	Level 2	Level 3	Total
Collective Investment Trusts	$—	$22,061,816	$—	$22,061,816
Employer Securities	3,456,829	—	—	3,456,829
Mutual Funds	5,718,527	—	—	5,718,527
Self-Directed Brokerage Accounts	166,400	—	—	166,400

Total Assets in the Fair Value Hierarchy	$9,341,756	$22,061,816	$—	31,403,572

Investments Measured at Net Asset Value (a)				710,612

Investments, at Fair Value				$32,114,184

(a)
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Summary of Fair Value Measured Using NAV
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024.

	Fair Value at December 31, 2025	Fair Value at December 31, 2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective Investment Trust
Voya Stable Value Fund II	$—	$710,612	N/A	Daily	None